UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         February 5, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:        $115,461
                                               (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2009

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE OF                   VALUE       SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)     PRN AMT  PRN CALL   DISCRETION    MANAGERS  SOLE SHARED  NONE
3M CO                         COM            88579Y101    1,328      16,059   SH          SOLE         NONE        0    0    16,059
ALTRIA GROUP INC              COM            02209S103    2,666     135,800   SH          SOLE         NONE        0    0   135,800
APACHE CORP                   COM            037411105      203       1,966   SH          SOLE         NONE        0    0     1,966
AT&T INC                      COM            00206R102    3,876     138,290   SH          SOLE         NONE        0    0   138,290
BELO CORP                     COM SER A      080555105      163      30,000   SH          SOLE         NONE        0    0    30,000
BERKSHIRE HATHAWAY INC DEL    CL A           084670108    1,290          13   SH          SOLE         NONE        0    0        13
BERKSHIRE HATHAWAY INC DEL    CL B           084670207    2,438         742   SH          SOLE         NONE        0    0       742
BP PLC                        SPONSORED ADR  055622104    2,676      46,165   SH          SOLE         NONE        0    0    46,165
BRIGGS & STRATTON CORP        COM            109043109      324      17,306   SH          SOLE         NONE        0    0    17,306
BURLINGTON NORTHN SANTA FE C  COM            12189T104      927       9,400   SH          SOLE         NONE        0    0     9,400
CARNIVAL CORP                 PAIRED CTF     143658300    2,240      70,680   SH          SOLE         NONE        0    0    70,680
CATERPILLAR INC DEL           COM            149123101    2,898      50,846   SH          SOLE         NONE        0    0    50,846
CHEVRON CORP NEW              COM            166764100    4,000      51,954   SH          SOLE         NONE        0    0    51,954
CHUBB CORP                    COM            171232101    3,966      80,634   SH          SOLE         NONE        0    0    80,634
CISCO SYS INC                 COM            17275R102      857      35,808   SH          SOLE         NONE        0    0    35,808
COCA COLA CO                  COM            191216100    1,263      22,157   SH          SOLE         NONE        0    0    22,157
CONOCOPHILLIPS                COM            20825C104      936      18,333   SH          SOLE         NONE        0    0    18,333
COVIDIEN PLC                  SHS            G2554F105    3,845      80,287   SH          SOLE         NONE        0    0    80,287
DEERE & CO                    COM            244199105    3,627      67,050   SH          SOLE         NONE        0    0    67,050
DEVON ENERGY CORP NEW         COM            25179M103    1,029      14,000   SH          SOLE         NONE        0    0    14,000
DOVER CORP                    COM            260003108    2,478      59,561   SH          SOLE         NONE        0    0    59,561
EMERSON ELEC CO               COM            291011104      212       4,978   SH          SOLE         NONE        0    0     4,978
EXXON MOBIL CORP              COM            30231G102   12,109     177,584   SH          SOLE         NONE        0    0   177,584
GENERAL ELECTRIC CO           COM            369604103      848      56,042   SH          SOLE         NONE        0    0    56,042
INTERNATIONAL BUSINESS MACHS  COM            459200101      517       3,950   SH          SOLE         NONE        0    0     3,950
ISHARES TR INDEX              MSCI EAFE IDX  464287465    1,083      19,585   SH          SOLE         NONE        0    0    19,585
ISHARES TR INDEX              MSCI EMERG MKT 464287234      838      20,200   SH          SOLE         NONE        0    0    20,200
JPMORGAN CHASE & CO           COM            46625H100    3,551      85,219   SH          SOLE         NONE        0    0    85,219
JOHNSON & JOHNSON             COM            478160104    3,593      55,776   SH          SOLE         NONE        0    0    55,776
KRAFT FOODS INC               CL A           50075N104    2,081      76,547   SH          SOLE         NONE        0    0    76,547
LOEWS CORP                    COM            540424108    3,935     108,250   SH          SOLE         NONE        0    0   108,250
MERCK & CO INC NEW            COM            58933Y105    1,485      40,651   SH          SOLE         NONE        0    0    40,651
MICROSOFT CORP                COM            594918104      739      24,260   SH          SOLE         NONE        0    0    24,260
MONSANTO CO NEW               COM            61166W101    3,511      42,950   SH          SOLE         NONE        0    0    42,950
NORFOLK SOUTHERN CORP         COM            655844108      734      14,000   SH          SOLE         NONE        0    0    14,000
NORTHERN TR CORP              COM            665859104      786      15,000   SH          SOLE         NONE        0    0    15,000
PEPSICO INC                   COM            713448108      764      12,560   SH          SOLE         NONE        0    0    12,560
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408      937      19,650   SH          SOLE         NONE        0    0    19,650
PFIZER INC                    COM            717081103      446      24,525   SH          SOLE         NONE        0    0    24,525
PHILIP MORRIS INTL INC        COM            718172109    4,354      90,350   SH          SOLE         NONE        0    0    90,350
POTASH CORP SASK INC          COM            73755L107    6,422      59,189   SH          SOLE         NONE        0    0    59,189
PROCTER & GAMBLE CO           COM            742718109    5,234      86,334   SH          SOLE         NONE        0    0    86,334
QUALCOMM INC                  COM            747525103      625      13,500   SH          SOLE         NONE        0    0    13,500
REGIS CORP MINN               COM            758932107      860      55,235   SH          SOLE         NONE        0    0    55,235
RITCHIE BROS AUCTIONEERS      COM            767744105      213       9,500   SH          SOLE         NONE        0    0     9,500
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206    2,933      48,794   SH          SOLE         NONE        0    0    48,794
SALESFORCE COM INC            COM            79466L302      329       4,458   SH          SOLE         NONE        0    0     4,458
SCHLUMBERGER LTD              COM            806857108    3,606      55,396   SH          SOLE         NONE        0    0    55,396
SIGMA ALDRICH CORP            COM            826552101    5,946     117,623   SH          SOLE         NONE        0    0   117,623
TYCO INTERNATIONAL LTD        SHS            H89128104    2,238      62,712   SH          SOLE         NONE        0    0    62,712
UNITED TECHNOLOGIES CORP      COM            913017109      305       4,400   SH          SOLE         NONE        0    0     4,400
VERIZON COMMUNICATIONS INC    COM            92343V104      360      10,866   SH          SOLE         NONE        0    0    10,866
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      383      16,583   SH          SOLE         NONE        0    0    16,583
WELLS FARGO & CO NEW          COM            949746101      456      16,894   SH          SOLE         NONE        0    0    16,894


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